Segment Information - Additional Information (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment information
Percentage of total revenue	5.00%	5.00%
Inter-segment revenue	R$ 0	R$ 0	R$ 0